Retirement Plans (Schedule of Estimated Benefit Payments) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2015	$ 5,860
2016	6,145
2017	6,644
2018	7,255
2019	7,936
2020-2023	$ 50,277